Vessels, containers, handling equipment and other tangible assets - Components and Movements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 5,751.2	$ 4,392.5
Ending balance	4,637.0	5,751.2	$ 4,392.5
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,835.7	6,252.0
Additions	2,534.8	2,612.5
Disposals	(282.0)	(71.2)
Lease Modifications and terminations	(157.7)	45.2
Effect of movements in exchange rates	(1.3)	(2.8)
Ending balance	10,929.5	8,835.7	6,252.0
Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,085.6	1,962.0
Depreciation	1,460.6	1,384.8
impairment	2,054.3
Disposals	(183.4)	(62.7)
Lease Modifications and terminations	(122.9)	(196.8)
Effect of movements in exchange rates	(0.7)	(1.7)
Ending balance	6,293.5	3,085.6	1,962.0
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,409.9	2,932.9
Payment on account of tangible assets		24.9
Ending balance	3,757.9	4,409.9	2,932.9
Vessels | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,712.7	4,192.2
Additions	2,437.3	2,449.0
Disposals	(231.1)
Lease Modifications and terminations	(158.7)	71.5
Ending balance	8,760.2	6,712.7	4,192.2
Vessels | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,302.8	1,259.3
Depreciation	1,329.6	1,204.4
impairment	1,598.7
Disposals	(140.2)
Lease Modifications and terminations	(88.6)	(160.9)
Ending balance	5,002.3	2,302.8	1,259.3
Containers and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,241.7	1,288.2
Payment on account of tangible assets		1.1	77.6
Ending balance	792.9	1,241.7	1,288.2
Containers and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,890.8	1,870.4
Additions	56.0	115.0
Disposals	(45.8)	(60.8)
Lease Modifications and terminations	(29.3)	(33.8)
Ending balance	1,871.7	1,890.8	1,870.4
Containers and equipment | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	649.1	582.2
Depreciation	110.4	155.4
impairment	391.8
Disposals	(38.2)	(52.6)
Lease Modifications and terminations	(34.3)	(35.9)
Ending balance	1,078.8	649.1	582.2
Computer systems and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20.2	11.9
Other property and equipment	75.5	78.3	57.0
Ending balance	9.7	20.2	11.9
Computer systems and communication equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	60.4	52.0
Additions	11.6	8.5
Disposals	(4.5)	(7.1)
Lease Modifications and terminations		7.5
Effect of movements in exchange rates	(0.4)	(0.5)
Ending balance	67.1	60.4	52.0
Computer systems and communication equipment | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	40.2	40.1
Depreciation	6.3	7.5
impairment	15.7
Disposals	(4.5)	(7.1)
Effect of movements in exchange rates	(0.3)	(0.3)
Ending balance	57.4	40.2	40.1
Others | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	171.8	137.4
Additions	29.9	40.0
Disposals	(0.6)	(3.3)
Lease Modifications and terminations	30.3
Effect of movements in exchange rates	(0.9)	(2.3)
Ending balance	230.5	171.8	137.4
Others | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	93.5	80.4
Depreciation	14.3	17.5
impairment	48.1
Disposals	(0.5)	(3.0)
Effect of movements in exchange rates	(0.4)	(1.4)
Ending balance	155.0	93.5	80.4
Payments on account, net of vessels
Disclosure of detailed information about property, plant and equipment [line items]
Payment on account of tangible assets	1.0
Payments on account, net of total | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Payment on account of tangible assets	1.0	1.1	102.5
Total of Vessels and payments on account
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,409.9	2,957.8
Ending balance	3,758.9	4,409.9	2,957.8
Total of Containers and equipment and Payments on account
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,242.8	1,365.8
Ending balance	792.9	1,242.8	1,365.8
Total Computer systems and communication equipment, and Other property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	98.5	68.9
Ending balance	$ 85.2	$ 98.5	$ 68.9